May. 12, 2016
Boston Partners Emerging Markets Long/Short Fund
Boston Partners Emerging Markets Long/Short Fund

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Emerging Markets Long/Short Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated May 12, 2016

to the Prospectus dated February 29, 2016

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.                                      Effective immediately, paragraph 7 under “SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND — Summary of Principal Investment Strategies” on page 54 of the prospectus is deleted and replaced with the following:

Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 50% of the Fund’s net assets with an average of 30% to 70% net long.

2.                                      Effective immediately, the following is inserted in the section entitled “SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND — Summary of Principal Investment Strategies” beginning on page 53 of the prospectus:

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.  The Fund will primarily invest in fixed income instruments, including high yield fixed income obligations, when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.

3.                                      Effective immediately, the following is inserted in the section entitled “SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND — Summary of Principal Risks” beginning on page 54 of the prospectus:

•  High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Please retain this Supplement for future reference.